NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2025
Net Gainslosses On Financial Assets And Liabilities Measured At Fair Value Through Profit Or Loss
NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

29)	NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS

	R$ thousands
	Year ended December 31
	2025	2024	2023
Investments in securities	729,533	(3,150,222)	8,862,367
Derivative financial instruments	2,435,983	900,386	2,033,429
Total	3,165,516	(2,249,836)	10,895,796